Taxation (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Deferred Tax Assets And Liabilities Abstract
Provision for employee benefits	$ 965,560	$ 1,163,826
Net operating loss carried forward	671,894	728,331
Deferred tax assets	1,637,454	1,892,157
Less:
Deferred tax liabilities - finance leases	(125,701)	(256,519)
Deferred tax assets, net	$ 1,511,753	$ 1,635,638